Schedule of Level 3 Fair Value Measurements Inputs (Details)	Sep. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
PIPE Warrant [Member] | Measurement Input, Exercise Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		1,200	1,200.00
PIPE Warrant [Member] | Measurement Input, Share Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		12.72	108.00
PIPE Warrant [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)		1 year 8 months 12 days	2 years 8 months 12 days
PIPE Warrant [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		115	103
PIPE Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		3.5	4.3
Private Warrant [Member] | Measurement Input, Exercise Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		2,760.00	2,760.00
Private Warrant [Member] | Measurement Input, Share Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		12.72	108.00
Private Warrant [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)		1 year 8 months 12 days	2 years 8 months 12 days
Private Warrant [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		115	103
Private Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		3.5	4.3
Third Anniversary Payment Consideration [Member] | Measurement Input, Exercise Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate
Third Anniversary Payment Consideration [Member] | Measurement Input, Share Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			108.00
Third Anniversary Payment Consideration [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)			9 months 18 days
Third Anniversary Payment Consideration [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			103
Third Anniversary Payment Consideration [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			4.3
Abaca Warrants [Member] | Measurement Input, Exercise Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		480.00
Abaca Warrants [Member] | Measurement Input, Share Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		12.72
Abaca Warrants [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)		2 years 9 months 18 days
Abaca Warrants [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		115
Abaca Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate		3.5
Abaca Warrant [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	480	480
Abaca Warrant [Member] | Measurement Input, Exercise Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			480.00
Abaca Warrant [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	1.50	12.72
Abaca Warrant [Member] | Measurement Input, Share Price [Member] | Reverse Stock Splits [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			108.00
Abaca Warrant [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	2 years 25 days	2 years 9 months 25 days	3 years 10 months 13 days
Abaca Warrant [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	117	115	103
Abaca Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	4.5	3.5	4.3
PIPE Warrants [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	1,200	1,200
PIPE Warrants [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	1.50	12.72
PIPE Warrants [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	11 months 26 days	1 year 8 months 26 days
PIPE Warrants [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	117	115
PIPE Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	4.5	3.5
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	2,760	2,760
Private Warrants [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	1.50	12.72
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	11 months 26 days	1 year 8 months 26 days
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	117	115
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	4.5	3.5